Risk/Return Detail Data - FidelityWomensLeadershipFund-RetailPRO	Jun. 29, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Summer Street Trust
FidelityWomensLeadershipFund-RetailPRO | Fidelity Women's Leadership Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Women's Leadership Fund /Fidelity® Women's Leadership Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Women's Leadership Fund seeks long-term growth of capital.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 33 % of the average value of its portfolio.
Portfolio Turnover, Rate	33.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in equity securities of companies that prioritize and advance women's leadership and development. Such companies include those that, at the time of initial purchase, (i) include a woman as a member of the senior management team, (ii) are governed by a board for which women represent at least one third of all directors, or (iii) in Fidelity Management & Research Company LLC's (FMR) (the Adviser) opinion, have adopted policies designed to attract, retain and promote women. Investing in securities of domestic and foreign issuers. Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Annual Return, Inception Date	May 01, 2019
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Bar Chart, Year to Date Return	9.86%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	26.00%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(21.25%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityWomensLeadershipFund-RetailPRO | Fidelity Women's Leadership Fund | Fidelity Women's Leadership Fund
Risk/Return:
Management fee	0.59%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%	[2]
Total annual operating expenses	0.69%
1 year	$ 70
3 years	221
5 years	384
10 years	$ 859
2020	25.30%
2021	19.42%
2022	(19.81%)
2023	21.12%
FidelityWomensLeadershipFund-RetailPRO | Fidelity Women's Leadership Fund | Return Before Taxes | Fidelity Women's Leadership Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	21.12%
Since Inception	10.46%	[3]
FidelityWomensLeadershipFund-RetailPRO | Fidelity Women's Leadership Fund | After Taxes on Distributions | Fidelity Women's Leadership Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	20.95%
Since Inception	10.19%	[3]
FidelityWomensLeadershipFund-RetailPRO | Fidelity Women's Leadership Fund | After Taxes on Distributions and Sales | Fidelity Women's Leadership Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	12.62%
Since Inception	8.25%	[3]
FidelityWomensLeadershipFund-RetailPRO | Fidelity Women's Leadership Fund | RS003
Risk/Return:
Label	Russell 3000® Index
Past 1 year	25.96%
Since Inception	12.33%
FidelityWomensLeadershipFund-RetailPRO | Fidelity Women's Leadership Fund | IXYIK
Risk/Return:
Label	MSCI USA Women's Leadership Index
Past 1 year	18.79%
Since Inception	8.98%

[1]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[2]	B Adjusted to reflect current fees.
[3]	A From May 1, 2019 .